Annual Fund Operating Expenses - Xtrackers MSCI EAFE High Dividend Yield Equity ETF - Xtrackers MSCI EAFE High Dividend Yield Equity ETF	Oct. 01, 2021
Operating Expenses:
Management fee	0.20%
Other Expenses	none
Total annual fund operating expenses	0.20%